NATURE OF THE ORGANIZATION AND BUSINESS (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	May 19, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
NATURE OF THE ORGANIZATION AND BUSINESS
Net loss available for common stockholders		$ 33,367,000		$ (5,921,000)
Accumulated deficit		(101,799,000)		(53,683,000)
Working capital deficit		16,332,000		(3,614,000)
Ownership subsidiary	100
Proceeds from issuance of common shares under equity agreement		17,277,000		3,250,000
Proceeds from issuance of convertible debenture		8,905,000
Proceeds from sale of Series E convertible preferred stock		$ 1,348,000	$ 3,250,000	$ 3,250,000	$ 2,250,000